Income Taxes - Available Tax Loss Carryforwards Recorded in Deferred Tax Assets (Detail) $ in Thousands	Dec. 31, 2017 MXN ($)
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2016	$ 117,847,761
Tax loss carryforward benefit	38,332,408
Brazil [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2016	78,617,318
Tax loss carryforward benefit	26,729,887
Mexico [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2016	1,850,216
Tax loss carryforward benefit	555,065
Colombia [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2016	11,221,937
Tax loss carryforward benefit	4,488,775
Peru [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2016	421,788
Tax loss carryforward benefit	124,427
Austria [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2016	25,733,966
Tax loss carryforward benefit	6,433,492
Nicaragua [member]
Disclosure of tax losses available for carryforward [line items]
Balance of available tax loss carryforwards at December 31, 2016	2,536
Tax loss carryforward benefit	$ 762